Parent Only Financial Information (Details) - Schedule of Condensed Statements of Results of Operations - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (5,121)	¥ (5,188)
Total operating expenses	(5,121)	(5,188)
Loss from operations	(5,121)	(5,188)
Equity income of subsidiaries and the VIE and VIE’s subsidiaries	17,449	20,474
Other income:
Interest income, net	845
Other income, net		1,710
Income before income tax	13,173	16,996
Income tax expense
Net income	13,173	16,996
Accretion of Redeemable Convertible Preferred Shares
Deemed dividend to preferred shareholder
Net income attributable to ordinary shareholders	¥ 13,173	¥ 16,966